iShares Enhanced U.S. Small-Cap ETF
iSHARES® ENHANCED U.S. SMALL-CAP ETF Ticker: IESM Stock Exchange: NYSE Arca
Investment Objective
The iShares Enhanced U.S. Small-Cap ETF (the "Fund") seeks long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares U.S. ETF Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:
Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares Enhanced U.S. Small-Cap ETF	0.35%	none	none	0.35%

Example.
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years
iShares Enhanced U.S. Small-Cap ETF	36	113

Portfolio Turnover.
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of U.S. small-capitalization issuers. The Fund is an actively managed exchange-traded fund (" ETF") that does not seek to replicate the performance of a specified index. The Fund will seek to invest in strategic U.S. small-capitalization stocks with targeted investment characteristics.

BFA utilizes a proprietary investment process to assemble an investment portfolio from a defined group of U.S. small-capitalization stocks based on certain quantitative investment characteristics, including, but not limited to, cash earnings, earnings variability, leverage, price-to-book ratio and market capitalization. Companies in the universe of U.S. small-capitalization securities include consumer discretionary, financial and information technology companies, and may change over time.

The Fund may have a higher portfolio turnover than funds that seek to replicate the performance of an index.

The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and ability to meet its investment objective. Unlike many ETFs, the Fund is not an index-based ETF.

Asset Class Risk. Securities in the Fund's portfolio may underperform in comparison to the general securities markets, a particular securities market, or other asset classes.

Consumer Discretionary Sector Risk. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers' disposable income and consumer preferences, social trends and marketing campaigns.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Factor Risk. The Fund seeks to provide exposure to U.S. small-capitalization stocks that emphasize certain quantitative investment characteristics ("factors"), including, but not limited to, cash earnings, earnings variability, leverage, price-to-book ratio and market capitalization. There can be no assurance that exposure to such investment factors will enhance the Fund's performance over time. It is expected that exposure to such investment factors will detract from performance in some market environments, perhaps for extended periods. In such circumstances, BFA will seek to maintain exposure to the targeted investment factors and will not adjust the Fund's investment process to target different factors.

Financial Sector Risk. Performance of companies in the financial sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (higher than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities, as well as possible increased taxable distributions.

Information Technology Sector Risk. Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights.

Investment Exposure Risk. The Fund is designed to consider targeted investment factors. BFA will not attempt to consider different factors or take defensive positions under any market conditions, including declining markets.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline. There is no guarantee that an issuer that paid dividends in the past will continue to do so in the future or will continue paying dividends at the same level.

Management Risk. The Fund is subject to management risk, which is the risk that the investment process, techniques and risk analyses applied by BFA will not produce the desired results, and that securities selected by BFA may underperform the market or any relevant benchmark. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to BFA in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Unlike some ETFs that track specific indexes, the Fund does not seek to replicate the performance of a specified index. Index-based ETFs have generally traded at prices that closely correspond to NAV. Given the high level of transparency of the Fund's holdings, BFA believes that the trading experience of the Fund should be similar to that of index-based ETFs. However, ETFs that do not seek to replicate the performance of a specified index have a limited trading history and, therefore, there can be no assurance as to whether, and/or the extent to which, the Fund's shares will trade at premiums or discounts to NAV. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Small-Capitalization Companies Risk. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Value Securities Risk. Securities issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value.
Performance Information
As of the date of the Fund's prospectus (the "Prospectus"), the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.